Average Annual Total Returns - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2055 FUND	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	14.72%
5 Years	11.78%
Since Inception	9.33%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	14.11%
5 Years	11.07%
Since Inception	8.67%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.77%
5 Years	9.13%
Since Inception	7.38%
Inception Date	May 31, 2011
Institutional Shares
Average Annual Return:
1 Year	15.03%
5 Years	12.06%
Since Inception	9.61%
Inception Date	May 31, 2011